UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Municipal Money Market Fund

February 28, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.6%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--96.8%
Easton,
GO Notes, BAN	1.25	8/26/11	1,600,000		1,605,882
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.25	3/1/11	6,500,000	a	6,500,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.20	3/1/11	1,000,000	a	1,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.28	3/7/11	1,000,000	a	1,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; State Street Bank
and Trust Co.)	0.20	3/7/11	4,015,000	a	4,015,000
Massachusetts Bay Transportation
Authority, GO Notes (General
Transportation System)	5.50	3/1/11	500,000		500,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.21	3/7/11	9,350,000	a	9,350,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated

Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; JPMorgan Chase Bank)	0.25	3/7/11	3,500,000	a	3,500,000
Massachusetts Development Finance
Agency, Assisted Living
Facilities Revenue (Whaler's
Cove Project) (LOC; Wells
Fargo Bank)	0.32	3/7/11	11,000,000	a,b	11,000,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
FHLB)	0.25	3/7/11	3,735,000	a	3,735,000
Massachusetts Development Finance
Agency, IDR (Metalcrafters,
Inc. Issue) (LOC; Bank of
America)	0.49	3/7/11	1,910,000	a	1,910,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.49	3/7/11	3,375,000	a	3,375,000
Massachusetts Development Finance
Agency, Revenue (Decas
Cranberry Issue) (LOC; Bank of
America)	0.46	3/7/11	1,050,000	a	1,050,000
Massachusetts Development Finance
Agency, Revenue (Eaglebrook
School Issue) (LOC; Bank of
America)	0.32	3/7/11	1,115,000	a	1,115,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics
Issue) (LOC; Toronto Dominion
Bank)	0.28	3/7/11	1,375,000	a	1,375,000
Massachusetts Development Finance
Agency, Revenue (Family
Service Association of Greater
Boston Issue) (LOC; FHLB)	0.26	3/7/11	1,900,000	a,b	1,900,000
Massachusetts Development Finance
Agency, Revenue (Jewish
Healthcare Center, Inc.
Assisted Living Corporation
Issue) (LOC; TD Bank)	0.26	3/7/11	4,500,000	a,b	4,500,000
Massachusetts Development Finance
Agency, Revenue (Melmark New

England Issue) (LOC; TD Bank)	0.22	3/7/11	3,545,000	a	3,545,000
Massachusetts Development Finance
Agency, Revenue (The Institute
of Contemporary Art Issue)
(LOC; Bank of America)	0.28	3/7/11	700,000	a	700,000
Massachusetts Development Finance
Agency, Revenue (Ursuline
Academy Dedham Issue) (LOC;
RBS Citizens NA)	0.36	3/7/11	4,805,000	a	4,805,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.15	3/1/11	1,905,000	a	1,905,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.30	3/7/11	3,250,000	a,b	3,250,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.21	3/1/11	1,600,000	a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Prerefunded)	5.75	7/1/11	1,070,000	c	1,100,232
Massachusetts Industrial Finance
Agency, IDR (Cambridge Isotope
Laboratories, Inc. Project)
(LOC; Bank of America)	0.49	3/7/11	1,405,000	a	1,405,000
Massachusetts Industrial Finance
Agency, Revenue (Heritage at
Hingham Issue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.32	3/7/11	6,760,000	a,b	6,760,000
Massachusetts Industrial Finance
Agency, Revenue (The New
England College of Optometry
Issue) (LOC; FHLB)	0.25	3/7/11	5,320,000	a	5,320,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue	4.00	5/15/11	500,000		503,490

Massachusetts Water Resources
Authority, Subordinated
General Revenue, Refunding
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.21	3/1/11	8,055,000	a	8,055,000
New Bedford,
GO Notes, RAN	1.50	6/30/11	6,000,000		6,010,877
Norwood,
GO Notes, BAN	1.50	1/18/12	1,600,000		1,614,088
Sturbridge,
GO Notes (Municipal Purpose
Loan)	3.00	11/15/11	794,000		807,788

U.S. Related--2.8%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	3/7/11	3,000,000	a,d	3,000,000

Total Investments (cost $107,812,357)			99.6%		107,812,357
Cash and Receivables (Net)			.4%		386,058
Net Assets			100.0%		108,198,415

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At February 28, 2011, the fund had $27,410,000 or 25.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, thIs security amounted to $3,000,000 or 2.8% of net assets.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	107,812,357
Level 3 - Significant Unobservable Inputs	-
Total	107,812,357

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)